Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Reverse Stock Split

Summary of Adjusted Amounts

	Year	As Reported	Adjustment	As Adjusted
Balance Sheet
Class A Common Stock, $.0001 par value, 1 billion and 130 million shares authorized, 356,794 and 231,973 issued and outstanding on December 31, 2025, and December 31, 2024, respectively	2025	4,281,523	(3,924,729)	356,794
	2024	2,783,666	(2,551,693)	231,973
Class A Common Stock, par value ($)	2025	428	(392)	36
	2024	278	(255)	23
Additional paid-in capital ($)	2025	131,152,020	392	131,152,412
	2024	108,467,253	255	108,467,508
Income Statement
Weighted average shares outstanding, basic and diluted	2025	2,921,648	(2,678,177)	243,471
	2024	2,772,867	(2,541,794)	231,073
Basic and diluted net loss per share	2025	$(0.82)	(9.05)	$(9.87)
	2024	$(17.43)	(191.68)	$(209.11)
Statement of Stockholders Equity (Class A Common Stock shares), year ended December 31, 2025
Balance, December 31, 2024	2025	2,783,666	(2,551,693)	231,973
Issuance of Class A Common Stock for restricted stock awards, net of tax	2025	4,292	(3,934)	358
Issuance of Class A Common Stock for legal settlement	2025	89,308	(81,865)	7,443
Shares of Class A Common Stock withheld for net share settlement	2025	(1,421)	1,302	(119)
Issuance of common stock due to reverse stock split	2025	40,110	(36,767)	3,343
Issuance of Class A Common Stock to Abaca Shareholders	2025	37,517	(34,390)	3,127
Issuance of Class A Common Stock for restricted stock awards	2025	1,448	(1,327)	121
Issuance of Class A Common from the Equity Line of Credit (ELOC)	2025	1,326,603	(1,216,052)	110,551
Fractional share rounding (reverse stock split)	2025	-	(3)	(3)
Balance, December 31, 2025	2025	4,281,523	(3,924,729)	356,794
Statement of Stockholders Equity (Class A Common Stock shares), year ended December 31, 2024
Balance, December 31, 2023	2024	2,728,168	(2,500,820)	227,348
Issuance of Class A Common Stock for marketing services	2024	12,117	(11,107)	1,010
Conversion of PIPE shares	2024	39,600	(36,300)	3,300
Issuance of Class A Common Stock for restricted stock awards	2024	3,781	(3,465)	316
Fractional share rounding (reverse stock split)	2024	-	(1)	(1)
Balance, December 31, 2024	2024	2,783,666	(2,551,693)	231,973